Income tax expense - Income by tax jurisdictions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income tax expense
Total income before income taxes and share of income of equity method investees	¥ 8,914,683	$ 1,274,784	¥ 9,987,480	¥ 9,987,002
Income tax expenses applicable to Chinese mainland operations:
Current income tax expenses	1,897,251		2,217,077	1,742,444
Deferred tax expenses/(benefits)	(145,780)		87,956	131,634
Subtotal income tax expenses applicable to Chinese mainland operations	1,751,471		2,305,033	1,874,078
Income tax expenses applicable to non-Chinese mainland operations:
Current income tax expenses	54,337		3,079	8,049
Deferred tax (benefits)/expenses	(6,845)		7,403	(16,123)
Subtotal income tax (benefits)/expenses applicable to non-Chinese mainland operations	47,492		10,482	(8,074)
Total tax expense	1,798,963	$ 257,248	2,315,515	1,866,004
China operations
Income tax expense
Total income before income taxes and share of income of equity method investees	8,699,263		9,788,828	9,825,456
Non-China operations
Income tax expense
Total income before income taxes and share of income of equity method investees	¥ 215,420		¥ 198,652	¥ 161,546